Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Lease Commitments	Future minimum payments under lease commitments as of December. 31, 2017 were as follows:
For the years ended December 31:	RMB
2018	7,490
2019 and after	1,930
9,420

Schedule of Future Minimum Capital Commitments Under Non-cancellable Construction and Investments

As of December 31, 2017, future minimum capital commitments under non-cancelable construction and investments were as follows:

Capital commitment for the purchase of property, plant and equipment	RMB423,441